Right to Use Assets and Lease Liabilities - Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]
	December 31, 2020	December 31, 2019
Clinic	$310,361	$-
Right to use assets, net	$310,361	$-
	December 31, 2020	December 31, 2019
Clinic	321,004	$-
Lease liability	$321,004	$-
Less: current portion	(8,905)
Lease liability, non-current	$312,099	$-

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturity analysis under these lease agreements are as follows:

For the period ended December 31, 2021	$47,671
For the period ended December 31, 2022	63,798
For the period ended December 31, 2023	64,937
For the period ended December 31, 2024	66,456
For the period ended December 31, 2025	67,975
Thereafter	200,003
Total	$510,840
Less: Present value discount	(189,836)
Lease liability	$321,004